Recent Accounting Pronouncements and Significant Accounting Policies, Allowance for Doubtful Accounts and Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and Voyage Expenses and EU Allowances [Abstract]
Change in provision of estimated losses	$ (6)	$ (7)	$ (85)
Allowance for doubtful accounts deriving from collectability assessment	0	0	48
Allowances for doubtful accounts	55	114	$ 147
Cash Equivalents [Member]
Revenues and Voyage Expenses and EU Allowances [Abstract]
Allowance for estimated credit losses	0	0
Freight and Demurrage Receivables [Member]
Revenues and Voyage Expenses and EU Allowances [Abstract]
Allowance for estimated credit losses	66	131
Insurance Claims [Member]
Revenues and Voyage Expenses and EU Allowances [Abstract]
Allowance for estimated credit losses	$ 0	$ 0